Subsidiaries - Disclosure of Disposal of Subsidiaries (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets deemed disposed of:
Property, plant and equipment	¥ (158,926)	¥ (146,746)
Other non-currentassets	(1,394)	(1,008)	¥ (888)
Cash and cash equivalents	(6,826)	(4,152)	¥ (4,560)	¥ (15,414)
Other current liabilities	5,734	4,972
Non-current liabilities	15	¥ 17
Xinjiang Civil Aviation Property Management Limited [member]
Assets deemed disposed of:
Property, plant and equipment	153
Other non-currentassets	15
Trade and other receivables	5
Cash and cash equivalents	67
Other current assets	15
Trade and other payables	(32)
Other current liabilities	(48)
Non-current liabilities	(2)
Net identifiable assets	173
Non-controlling interests in the former subsidiary	(83)
Gain on deemed disposal of subsidiary	90
Fair value of the remaining equity interests	180
Net gain on deemed disposal and losing control	90
Net cash outflow from the deemed disposal	¥ 67